Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
 Condensed Financial Information (Parent Company Only)

The following condensed financial statements are for Union Bankshares, Inc. (Parent Company Only), and should be read in conjunction with the consolidated financial statements of Union Bankshares, Inc. and Subsidiary.

UNION BANKSHARES, INC. (PARENT COMPANY ONLY)
CONDENSED BALANCE SHEETS
December 31, 2012 and 2011

	2012	2011
	(Dollars in thousands)
ASSETS
Cash	$46	$69
Investment securities available-for-sale	125	121
Investment in subsidiary - Union	44,787	40,159
Other assets	884	788
Total assets	$45,842	$41,137

LIABILITIES AND STOCKHOLDERS' EQUITY

LIABILITIES
Other liabilities	$796	$798
Total liabilities	796	798
STOCKHOLDERS' EQUITY
Common stock, $2.00 par value; 7,500,000 shares authorized; 4,923,986 shares issued at December 31, 2012 and 4,923,286 shares issued at December 31, 2011	9,848	9,847
Additional paid-in capital	295	276
Retained earnings	40,772	38,385
Treasury stock at cost; 467,905 shares at December 31, 2012 and 466,082 shares at December 31, 2011	(3,859)	(3,823)
Accumulated other comprehensive loss	(2,010)	(4,346)
Total stockholders' equity	45,046	40,339

Total liabilities and stockholders' equity	$45,842	$41,137

The investment in the subsidiary bank is carried under the equity method of accounting. The investment in subsidiary and cash, which is on deposit with Union, have been eliminated in consolidation.

UNION BANKSHARES, INC. (PARENT COMPANY ONLY)
CONDENSED STATEMENTS OF INCOME
Years Ended December 31, 2012 and 2011

	2012	2011
	(Dollars in thousands)
Revenues
Dividends - bank subsidiary - Union	$4,700	$4,650
Other dividends	1	1
Other income	103	22
Total revenues	4,804	4,673
Expenses
Interest	33	26
Stock based compensation expense	8	9
Administrative and other	326	307
Total expenses	367	342
Income before applicable income tax benefit and equity in undistributed net income of subsidiary	4,437	4,331
Applicable income tax benefit	(117)	(111)
Income before equity in undistributed net income of subsidiary	4,554	4,442
Equity in undistributed net income - Union	2,290	777
Net income	$6,844	$5,219

UNION BANKSHARES, INC. (PARENT COMPANY ONLY)
CONDENSED STATEMENTS OF CASH FLOWS
Years Ended December 31, 2012 and 2011

	2012	2011
	(Dollars in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$6,844	$5,219
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of Union	(2,290)	(777)
Stock based compensation expense	8	9
Increase in other assets	(95)	(55)
Decrease in other liabilities	(2)	(10)
Net cash provided by operating activities	4,465	4,386
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of investment securities available-for-sale	(7)	(14)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(4,457)	(4,457)
Issuance of common stock	12	26
Purchase of treasury stock	(36)	—
Net cash used by financing activities	(4,481)	(4,431)
Net decrease in cash	(23)	(59)
CASH
Beginning of year	69	128
End of year	$46	$69
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Interest paid	$33	$26